Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital
CET 1 capital	$ 816,009	$ 848,821
Tier 1 capital	816,009	848,821
Tier 2 capital	187,090	103,243
Total capital	1,003,099	952,064
Risk Weighted Assets	5,068,590	4,897,851
Leverage Ratio Exposure Measure	$ 15,349,363	$ 14,377,474
Capital Ratios (%)
Common Equity Tier 1, Actual	16.10%	17.30%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.161	0.173
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.198	0.194
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.053	0.059
Leverage ratio, Regulatory minimum	0.050	0.050